Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000012162
Account Value [Line Items]
Account Value	$ 87,722	$ 82,261	$ 82,210	$ 80,663	$ 74,737	$ 76,927	$ 76,331	$ 75,317	$ 70,597	$ 74,491	$ 79,804	$ 82,771	$ 80,327	$ 80,112	$ 77,028	$ 76,235	$ 72,179	$ 70,541	$ 65,033	$ 70,236	$ 68,585	$ 66,729	$ 64,382	$ 60,304	$ 62,002	$ 60,536	$ 60,335	$ 61,842	$ 59,975	$ 58,638	$ 57,329	$ 56,089	$ 56,439	$ 55,825	$ 53,829	$ 51,860	$ 50,556	$ 50,967	$ 51,816	$ 51,170	$ 50,000
C000012161
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 17,422	16,343	16,333	16,028	14,855	15,290	15,177	14,980	14,042	14,818	15,879	16,471	15,990	15,949	15,339	15,181	14,378	14,053	12,959	13,997	13,669	13,303	12,838	12,026	12,366	12,078	12,040	12,343	11,973	11,708	11,447	11,201	11,272	11,154	10,754	10,364	10,103	10,189	10,363	10,233	10,000
NACC2 Index: Wellesley Income Composite Index
Account Value [Line Items]
Account Value	$ 84,189	78,869	79,252	77,127	71,302	73,255	73,111	72,011	67,167	70,958	76,200	79,657	77,058	77,259	74,623	74,068	69,852	68,526	63,304	69,210	67,461	65,689	63,430	59,624	61,372	59,972	59,921	61,335	59,677	58,324	57,258	56,240	56,258	55,687	53,859	51,862	50,568	51,196	52,137	51,453	50,000
NACC2 Index: Wellesley Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Wellesley Income Composite Index
Account Value	$ 16,838	15,774	15,850	15,425	14,260	14,651	14,622	14,402	13,433	14,192	15,240	15,931	15,412	15,452	14,925	14,814	13,970	13,705	12,661	13,842	13,492	13,138	12,686	11,925	12,274	11,994	11,984	12,267	11,935	11,665	11,452	11,248	11,252	11,137	10,772	10,372	10,114	10,239	10,427	10,291	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	60,022	57,057	57,020	57,466	53,798	55,595	56,068	54,455	53,454	56,121	58,885	62,600	62,592	62,560	61,436	63,580	63,158	62,769	61,002	59,140	59,034	57,724	56,000	54,399	53,523	53,513	53,598	54,393	54,182	53,726	52,961	52,532	54,143	53,896	52,729	51,177	51,470	50,845	51,715	50,897	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 166,000	156,368	151,462	137,635	122,744	126,920	117,093	109,183	101,873	106,744	128,354	135,680	124,318	124,465	114,939	107,976	94,089	86,261	70,654	89,391	81,983	81,062	77,878	68,290	79,740	74,449	71,673	72,109	67,818	64,856	62,962	59,514	57,150	54,723	53,329	52,846	49,727	53,625	53,561	52,614	50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,411	11,404	11,493	10,760	11,119	11,214	10,891	10,691	11,224	11,777	12,520	12,518	12,512	12,287	12,716	12,632	12,554	12,200	11,828	11,807	11,545	11,200	10,880	10,705	10,703	10,720	10,879	10,836	10,745	10,592	10,506	10,829	10,779	10,546	10,235	10,294	10,169	10,343	10,179	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	$ 31,274	$ 30,292	$ 27,527	$ 24,549	$ 25,384	$ 23,419	$ 21,837	$ 20,375	$ 21,349	$ 25,671	$ 27,136	$ 24,864	$ 24,893	$ 22,988	$ 21,595	$ 18,818	$ 17,252	$ 14,131	$ 17,878	$ 16,397	$ 16,212	$ 15,576	$ 13,658	$ 15,948	$ 14,890	$ 14,335	$ 14,422	$ 13,564	$ 12,971	$ 12,592	$ 11,903	$ 11,430	$ 10,945	$ 10,666	$ 10,569	$ 9,945	$ 10,725	$ 10,712	$ 10,523	$ 10,000